                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                               ----------

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Alleghany Corporation
Address:   7 Times Square Tower, 17th Floor
           New York, NY 10036

Form 13F File Number: 28-1590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter R. Sismondo
Title:   Vice President
Phone:   212-752-1356

Signature, Place, and Date of Signing:


/s/ Peter R. Sismondo                   New York, NY    November 7, 2006
-------------------------------------   -------------   ----------------
[Signature]                             [City, State]   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    Form 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1
Form 13F Information Table Entry Total:          65
Form 13F Information Table Value Total:   $ 799,487
                                          (thousands)

List of Other Included Managers:

     No.   Form 13F File Number            Name

      2                           RSUI Indemnity Company

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 9/30/06

          COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4       COLUMN 5         COLUMN 6     COLUMN 7     COLUMN 8
----------------------------------------------------------------------------------------------------------------------------
                                                                                     INVESTMENT
                                                       MARKET                        DISCRETION             VOTING AUTHORITY
                                                        VALUE    SHRS OR  SH/ PUT/ SOLE SHRD OTHER           SOLE SHRD NONE
        NAME OF ISSUER       TITLE OF CLASS   CUSIP   (X 1000)  PRIN AMT  PRN CALL  (A)  (B)  (C)   MANAGER   (A)  (B)  (C)
----------------------------------------------------------------------------------------------------------------------------
FRESH DEL MONTE PRODUCE INC  ORD            G36738105    2,165    124,525  SH             X            2       X
FRESH DEL MONTE PRODUCE INC  ORD            G36738105    1,012     58,175  SH             X            1       X
AT&T INC                     COM            00206R102    1,628     50,000  SH             X            1       X
ALEXANDER & BALDWIN INC      COM            014482103      887     20,000  SH             X            1       X
AMERICAN EXPRESS CO          COM            025816109    1,402     25,000  SH             X            1       X
AMERICAN INTL GROUP INC      COM            026874107    1,325     20,000  SH             X            1       X
AMERIPRISE FINL INC          COM            03076C106      235      5,000  SH             X            1       X
ANADARKO PETE CORP           COM            032511107   32,873    750,000  SH             X            2       X
ANADARKO PETE CORP           COM            032511107   10,958    250,000  SH             X            1       X
APACHE CORP                  COM            037411105   30,810    487,500  SH             X            2       X
APACHE CORP                  COM            037411105   10,270    162,500  SH             X            1       X
APPLERA CORP                 COM AP BIO GRP 038020903    1,656     50,000  SH             X            1       X
APPLIED MATLS INC            COM            038222105      887     50,000  SH             X            1       X
AUTODESK INC                 COM            052769106    1,043     30,000  SH             X            1       X
BELO CORP                    COM SER A      080555105      791     50,000  SH             X            1       X
BERKSHIRE HATHAWAY INC DEL   CL B           084670207    4,859      1,531  SH             X            1       X
BOEING CO                    COM            097023105    1,183     15,000  SH             X            1       X
BURLINGTON NORTHN SANTA FE C COM            12189T104  440,640  6,000,000  SH        X                 1       X
CATERPILLAR INC DEL          COM            149123101    1,974     30,000  SH             X            1       X
CHEVRON CORP NEW             COM            166764100   26,917    415,000  SH             X            2       X
CHEVRON CORP NEW             COM            166764100   18,485    285,000  SH             X            1       X
CHUBB CORP                   COM            171232101    1,559     30,000  SH             X            1       X
CIMAREX ENERGY CO            COM            171798101   10,557    300,000  SH             X            2       X
CIMAREX ENERGY CO            COM            171798101    7,038    200,000  SH             X            1       X
COCA COLA CO                 COM            191216100    1,117     25,000  SH             X            1       X
CONOCOPHILLIPS               COM            20825C104   19,050    320,000  SH             X            2       X
CONOCOPHILLIPS               COM            20825C104   42,266    710,000  SH             X            1       X
COSTCO WHSL CORP NEW         COM            22160K105    1,490     30,000  SH             X            1       X
DTE ENERGY CO                COM            233331107    4,981    120,000  SH             X            2       X
DTE ENERGY CO                COM            233331107    1,660     40,000  SH             X            1       X
DEERE & CO                   COM            244199105    1,259     15,000  SH             X            1       X
DELL INC                     COM            24702R101    4,568    200,000  SH             X            2       X
DELL INC                     COM            24702R101    2,284    100,000  SH             X            1       X
DEVON ENERGY CORP NEW        COM            25179M103   35,522    562,500  SH             X            2       X
DEVON ENERGY CORP NEW        COM            25179M103   11,841    187,500  SH             X            1       X
DISNEY WALT CO               COM DISNEY     254687106    1,391     45,000  SH             X            1       X
DISCOVERY HOLDING CO         CL A COM       25468Y107      159     11,000  SH             X            1       X
DOMINION RES INC VA NEW      COM            25746U109    3,672     48,000  SH             X            2       X
DOMINION RES INC VA NEW      COM            25746U109    1,836     24,000  SH             X            1       X
DOW CHEM CO                  COM            260543103      780     20,000  SH             X            1       X
DU PONT EI DE NEMOURS & CO   COM            263534109    1,285     30,000  SH             X            1       X
EXXON MOBIL CORP             COM            30231G102    2,013     30,000  SH             X            1       X
FEDEX CORP                   COM            31428X106    1,630     15,000  SH             X            1       X
FIFTH THIRD BANCOP           COM            316773100      762     20,000  SH             X            1       X
GENERAL ELECTRIC CO          COM            369604103    1,412     40,000  SH             X            1       X
GREAT PLAINS ENERGY INC      COM            391164100    3,102    100,000  SH             X            2       X
GREAT PLAINS ENERGY INC      COM            391164100    1,861     60,000  SH             X            1       X
HOME DEPOT INC               COM            437076102      363     10,000  SH             X            1       X
INTEL CORP                   COM            458140100    1,440     70,000  SH             X            1       X
INTERNATIONAL BUSINESS MACHS COM            459200101      983     12,000  SH             X            1       X
INTUIT                       COM            461202103      642     20,000  SH             X            1       X
LAUDER ESTEE COS INC         CL A           518439104    1,008     25,000  SH             X            1       X
LIBERTY MEDIA HLDG CORP      CAP COM SER A  53071M302      460      5,500  SH             X            1       X
LILLY ELI & CO               COM            532457108    1,710     30,000  SH             X            1       X
LINCOLN NATIONAL CORP IND    COM            534187109    1,115     17,963  SH             X            1       X
MAGNA INTL INC               CL A           559222401    4,867     66,650  SH             X            2       X
MAGNA INTL INC               CL A           559222401    2,436     33,350  SH             X            1       X
MANPOWER INC                 COM            56418H100    1,225     20,000  SH             X            1       X
MCCLATCHY CO                 COM            579489105    1,266     30,000  SH             X            1       X
MEDTRONIC INC                COM            585055106    1,393     30,000  SH             X            1       X
MICROSOFT CORP               COM            594918104    1,915     70,000  SH             X            1       X
MILLIPORE CORP               COM            601073109    1,226     20,000  SH             X            1       X
NEWS CORP LTD                SP ADR PFD     652487802    1,376     70,000  SH             X            1       X
NOBLE ENERGY INC             COM            655044105    1,368     30,000  SH             X            1       X
NORDSTROM INC                COM            655664100    1,692     40,000  SH             X            1       X
NOVARTIS AG                  SPONSORED ADR  66987V109    1,461     25,000  SH             X            1       X

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 9/30/06

          COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4       COLUMN 5         COLUMN 6     COLUMN 7     COLUMN 8
----------------------------------------------------------------------------------------------------------------------------
                                                                                     INVESTMENT
                                                       MARKET                        DISCRETION             VOTING AUTHORITY
                                                        VALUE    SHRS OR  SH/ PUT/ SOLE SHRD OTHER           SOLE SHRD NONE
        NAME OF ISSUER       TITLE OF CLASS   CUSIP   (X 1000)  PRIN AMT  PRN CALL  (A)  (B)  (C)   MANAGER   (A)  (B)  (C)
----------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE CO          COM            742718109    1,859     30,000  SH             X            1       X
SCHLUMBERGER LTD             COM            806857108    2,481     40,000  SH             X            1       X
SIGMA ALDRICH CORP           COM            826552101    1,135     15,000  SH             X            1       X
SONY CORP                    ADR NEW        835699307    1,009     25,000  SH             X            1       X
STATE STR CORP               COM            857477103      936     15,000  SH             X            1       X
TEXAS INSTRS INC             COM            882508104      665     20,000  SH             X            1       X
3M CO                        COM            88579Y101    1,488     20,000  SH             X            1       X
WACHOVIA CORP 2ND NEW        COM            929903102    1,116     20,000  SH             X            1       X
WAL MART STORES INC          COM            931142103    1,973     40,000  SH             X            1       X
WASHINGTON POST CO           CL B           939640108      553        750  SH             X            1       X
WEYERHAUSER CO               COM            962166104    1,231     20,000  SH             X            1       X
                                                       ------- ----------
GRAND TOTAL                                            799,487 13,033,444
                                                       ======= ==========


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